UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

(Exact name of registrant as specified in charter)

(Address of principal executive offices)  (Zip code)

Date of fiscal year end:	11/30

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Abacus Bull Moose Growth Fund
Schedule of Investments
August 31, 2006
(Unaudited)

Common Stocks - 80.43%	Shares	Value

Agricultural Support Activities & Products - 0.86%
Saskatchewan Wheat Pool, Inc. (a)	14,550	$ 101,414

Air Transportation - 1.78%
Ace Aviation Holdings, Inc. - Class A (a)	2,750	73,893
Ryanair Holdings Plc. (a) (b)	2,500	137,175
		211,068

Bituminous Coal & Lignite Surface Mining - 2.34%
Peabody Energy Corp.	6,300	277,641

Canned, Frozen & Preserved Fruits, Vegtables & Food Specialties - 2.67%
Corn Products International, Inc.	9,150	315,675

Chemical & Allied Products - 2.80%
Monsanto Co.	7,000	332,080

Commercial Printing - 1.01%
R.R. Donnelly & Sons	3,700	119,954

Computer Communications Equipments - 2.75%
Cisco Systems, Inc. (a)	14,800	325,452

Crude Petroleum & Natural Gas - 3.21%
Questar Corp.	2,350	203,369
XTO Energy, Inc.	3,850	176,214
		379,583

Electric & Other Services Combined - 2.68%
Sierra Pacific Resources (a)	7,200	106,200
Duke Energy Corp.	7,050	211,500
		317,700

Electric Services - 7.78%
FPL Group, Inc.	7,300	324,485
Northeast Utilities	9,450	215,554
Southern Co.	6,300	215,901
TXU Corp.	2,500	165,525
		921,465

Fabricated Plate Work - 3.73%
McDermott International, Inc. (a)	9,150	441,030

Financial Services - 2.39%
Morgan Stanley	4,300	282,897

Food & Kindred Products - 2.12%
Altria Group, Inc.	3,000	250,590

*See accompanying notes which are an integral part of the financial statements.

Abacus Bull Moose Growth Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Common Stocks - 80.43% - continued	Shares	Value

Gas & Other Services Combined - 2.75%
Sempra Energy	6,550	$ 325,666

General Industrial Machinery & Equipment - 1.56%
Illinois Tool Works, Inc.	4,200	184,380

Gold and Silver Ores - 3.16%
Kinross Gold Corp. (a)	26,700	374,334

Hazardous Waste Management - 1.97%
Stericycle, Inc. (a)	3,500	233,415

Heavy Construction Other Than Building
Construction Contractors - 1.46%
Fluor Corp.	2,000	172,840

Hotels and Motels - 1.45%
Hilton Hotels Corp.	6,750	171,923

Household Appliances - 1.61%
Whirlpool Corp.	2,350	190,138

Industrial & Commercial Fans & Blowers &
Air Purifying Equipment - 0.98%
Flanders Corp. (a)	11,600	116,580

Industrial Organic Chemicals - 2.45%
Lyondell Chemical Co.	11,150	289,677

Meat Packing Plants - 1.97%
Smithfield Foods, Inc. (a)	7,750	232,732

Mining & Quarrying of Nonmetallic Minerals - 3.17%
Compass Minerals International, Inc.	5,650	151,025
Teck Cominco Ltd. - Class B	3,350	223,847
		374,872

Miscellaneous Industrial & Commercial Machinery - 2.11%
Eaton Corp.	3,750	249,375

Miscellaneous Metal Ores - 2.80%
Cameco Corp.	8,100	331,695

Miscellaneous Publishing - 1.81%
Reed Elsevier PLC (b)	5,000	214,850

Radio & TV Broadcasting & Communications Equipment - 1.50%
Loral Space & Communications (a)	6,902	177,381
*See accompanying notes which are an integral part of the financial statements.

Abacus Bull Moose Growth Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Common Stocks - 80.43% - continued	Shares	Value

Retail - Eating Places - 2.06%
McDonalds Corp.	6,800	$ 244,120

Security & Commodity Brokers, Dealers, Exchanges - 1.00%
NYSE Group, Inc. (a)	2,000	118,600

Semiconductors & Related Devices - 2.24%
Microchip Technology, Inc.	7,750	264,740

Services - Business Services - 3.83%
Moneygram International, Inc.	6,000	188,400
Sotheby's Holdings, Inc.	3,950	109,810
WebMD Health Corp. (a)	4,200	155,232
		453,442

Services - Engineered Services - 0.86%
URS Corp., Inc. (a)	2,500	101,375

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.57%
Procter & Gamble Co.	3,000	185,700

Surgical & Medical Instruments - 2.00%
Becton Dickinson & Co.	3,400	236,980

TOTAL COMMON STOCKS (Cost $8,600,332)		9,521,364

Convertible Preferred Stocks - 0.69%
Schering Plough, 6.00%, 09/14/07	1,500	81,375

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $80,522)		81,375

Money Market Securities - 11.96%
Huntington Money Market Fund, 4.48% (c)	1,416,215	1,416,215

TOTAL MONEY MARKET SECURITIES (Cost $1,416,215)		1,416,215

TOTAL INVESTMENTS (Cost $10,097,069) - 93.08%		$ 11,018,954

Other assets in excess of liabilities - 6.92%		819,593

TOTAL NET ASSETS - 100.00%		$ 11,838,547
(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2006.

Tax Related
Unrealized appreciation	$ 1,006,872
Unrealized depreciation	(84,987)
Net unrealized appreciation	$ 921,885

Aggregate cost of securities for income tax purposes	$ 10,097,069
*See accompanying notes which are an integral part of the financial statements.

Bull Moose Growth Fund

Related Notes to the Schedule of Investments

August 31, 2006

(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and   premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Chinook Emerging Growth Fund
Schedule of Investments
August 31, 2006
(Unaudited)

Common Stocks - 99.57%	Shares	Value

Apparel & Other Finished Products of Fabrics and Similar Materials - 3.90%
Carters, Inc. (a)	11,195	$ 258,604

Calculating & Accounting Machines - 3.62%
Hypercom Corp. (a)	25,690	239,945

Communication Equipment - 2.34%
PowerDsine Ltd. (a)	16,775	155,169

Computers Communications Equipment - 2.67%
Digi International, Inc. (a)	13,350	177,021

Electromedical & Electrotherapeutic Apparatus - 3.07%
Cutera, Inc. (a)	8,775	203,756

Instruments For Measurements & Testing of
Electricity & Electric Signals - 6.18%
Adeza Biomedical Corp. (a)	15,145	257,011
EXFO Electro Optical Engineering, Inc. (a)	29,110	152,828
		409,839

In Vitro & In Vivo Diagnostic Substances - 4.24%
Immucor, Inc. (a)	13,535	281,122

Laboratory Analytical Instruments - 3.54%
Integra Lifesciences Holdings Corp. (a)	6,110	234,991

Medicinal Chemicals & Botanical Products - 2.53%
Usana Health Sciences, Inc. (a)	3,750	167,850

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.66%
American Medical Systems Holdings, Inc. (a)	13,850	243,206

Pharmaceutical Preparations - 3.14%
Adams Respiratory Therapeutics, Inc. (a)	5,110	208,488

Radio & TV Broadcasting & Communications Equipment - 2.07%
Radyne Corp. (a)	11,230	137,231

Semiconductors & Related Devices - 6.43%
Diodes, Inc. (a)	6,470	242,237
Exar Corp. (a)	13,167	184,075
		426,312

Services - Business Services - 5.76%
PeopleSupport, Inc. (a)	7,563	128,495
Phase Forward, Inc. (a)	21,500	253,485
		381,980

Services - Computer Processing & Data Preparation - 12.70%
CyberSource Corp. (a)	22,250	243,638
Ipass, Inc. (a)	37,025	168,834
Per-Se Technologies, Inc. (a)	10,300	234,737
Trizetto Group, Inc. (a)	14,225	195,167
See accompanying notes which are an integral part of the financial statements.		842,376

Chinook Emerging Growth Fund
Schedule of Investments - Continued
August 31, 2006
(Unaudited)

Common Stocks - 99.57%	Shares	Value

Services - Legal Services - 2.07%
CRA International, Inc. (a)	3,055	$ 137,444

Services - Management Consulting Services - 6.27%
Navigant Consulting, Inc. (a)	10,365	204,087
NIC, Inc. (a)	40,541	212,029
		416,116

Services - Prepackaged Software - 7.67%
Kenexa Corp. (a)	4,590	117,320
Open Solutions, Inc. (a)	6,950	205,303
Vital Images, Inc. (a)	6,340	186,142
		508,765

Services - Specialty Outpatient Facilities - 4.32%
Psychiatric Solutions, Inc. (a)	8,950	286,489

Special Industry Machinery - 2.37%
Intevac, Inc. (a)	9,355	157,164

Surgical & Medical Instruments & Apparatus - 6.07%
Haemonetics Corp. (a)	3,385	157,673
Kyphon, Inc. (a)	6,770	245,142
		402,815

Telephone & Telegraph Apparatus - 4.95%
Audiocodes Ltd. (a)	16,710	166,097
Symmetricom, Inc. (a)	21,740	162,180
		328,277

TOTAL COMMON STOCKS (Cost $6,496,230)		6,604,960

Money Market Securities - 0.33%
Huntington Money Market Fund, 4.48% (b)	21,973	21,973

TOTAL MONEY MARKET SECURITIES (Cost $21,973)		21,973

TOTAL INVESTMENTS (Cost $6,518,203) - 99.90%		$ 6,626,933

Other assets less liabilities - 0.10%		6,627

TOTAL NET ASSETS - 100.00%		$ 6,633,560

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at August 31, 2006.

Tax Related
Unrealized appreciation		$ 505,944
Unrealized depreciation	(397,214)
Net unrealized appreciation	$ 108,730

Aggregate cost of securities for income tax purposes	$ 6,518,203

See accompanying notes which are an integral part of the financial statements.

Chinook Emerging Growth Fund

Related Notes to the Schedule of Investments

August 31, 2006

(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”)

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard   for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Marco Targeted Return Fund
Schedule of Investments
August 31, 2006
(Unaudited)

Common Stocks - 104.00%	Shares	Value

Biological Products - 6.83%
Amgen, Inc. (a)	4,000	$ 271,720
Imclone Systems, Inc. (a) (b)	8,000	239,200
		510,920

Computer Communications Equipment - 3.82%
Cisco Systems, Inc. (a)	13,000	285,870

Computer Storage Devices - 4.73%
Sandisk Corp. (a) (b)	6,000	353,520

Electronic Computers - 2.87%
Dell, Inc. (a)	9,500	214,225

Electronic Connectors - 4.20%
Tyco International LTD.	12,000	313,800

Electromedical & Electrotherapeutic Apparatus - 3.14%
Medtronic, Inc.	5,000	234,500

Fire, Marine & Casualty Insurance - 3.41%
American International Group, Inc.	4,000	255,280

Oil & Gas Field Services - 2.75%
BJ Services Co. (b)	6,000	205,860

Pharmaceutical Preparations - 2.82%
King Pharmaceuticals, Inc. (a) (b)	13,000	210,860

Radio & TV Broadcasting & Communications Equipment - 7.06%
L-3 Communications Holdings, Inc. (b)	4,000	301,560
Qualcomm, Inc. (b)	6,000	226,020
		527,580

Retail - Lumber & Other Building Materials Dealers - 2.98%
Home Depot, Inc.	6,500	222,885

Retail - Women's Clothing Stores - 2.07%
Limited Brands, Inc. (b)	6,000	154,380

Savings Institutions, Not Federally Chartered - 3.36%
Washington Mutual, Inc.	6,000	251,340

Semiconductors & Related Devices - 2.35%
Intel Corp.	9,000	175,860

Search, Detection, Navigation, Guidance, Aeronautical Systems - 4.11%
Harris Corp. (b)	7,000	307,440

Services - Business Services - 3.58%
Total Systems Services, Inc. (b)	12,000	267,480

Services - Commercial Physical & Biological Research - 3.41%
Crucell N.V. (a) (b) (c)	12,000	255,000
See accompanying notes which are an integral part of the financial statements.

Marco Targeted Return Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Common Stocks - 104.00% - continued	Shares	Value

Services - Computer Processing & Data Preparation - 7.40%
Accenture LTD. - Class A (b)	10,000	$ 296,600
Affiliated Computer Services, Inc. - Class A (a) (b)	5,000	256,700
		553,300

Services - Home Health Care Services - 3.61%
Matria Healthcare, Inc. (a) (b)	10,000	270,000

Services - Miscellaneous Amusement & Recreation - 3.97%
The Walt Disney Co. (b)	10,000	296,500

Services - Prepackaged Software - 6.09%
Oracle Corp. (a) (b)	16,000	250,400
Symantec Corp. (a) (b)	11,000	205,040
		455,440

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 4.14%
Proctor & Gamble Co. (b)	5,000	309,500

Sugar & Confectionery Products - 4.35%
William Wrigley Jr. Co. (b)	7,000	324,940

Surgical & Medical Instruments & Apparatus - 3.84%
3M Co. (b)	4,000	286,800

Trucking & Courier Services - 3.75%
United Parcel Service, Inc. - Class B	4,000	280,200

Wholesale - Groceries & Related Products - 3.36%
Sysco Corp. (b)	8,000	251,120

TOTAL COMMON STOCKS (Cost $8,052,342)		7,774,600

Money Market Securities - 3.97%
Huntington Money Market Fund - Investment Shares, 4.23%, (c)	296,787	296,787

TOTAL MONEY MARKET SECURITIES (Cost $296,787)		296,787

TOTAL INVESTMENTS (Cost $8,349,129) - 107.97%		$ 8,071,387

Liabilities in excess of other assets - (7.97)%		(595,874)

TOTAL NET ASSETS - 100.00%		$ 7,475,513

(a) Non-income producing.
(b) Portion of the security is pledged as collateral for call options written.
(c) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2006.

Tax Related (Excluding Premiums Received for Call Options Written)
Unrealized appreciation		$ 219,435
Unrealized depreciation		(497,177)
Net unrealized depreciation		$ (277,742)

Aggregate cost of securities for income tax purposes		$ 8,349,129
See accompanying notes which are an integral part of the financial statements.

Marco Targeted Return Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)
	Shares Subject
Call Options / Expiration Date @ Exercise Price	to Call	Value

3M Co. / Sept 2006 @ 70.00	4,000	$ 13,600
Accenture LTD. / Oct 2006 @ $30.00	10,000	9,000
Affiliated Computer Services, Inc. / Oct 2006 @ $55.00	5,000	2,750
BJ Services Co. / Sept 2006 @ $32.50	6,000	12,600
Crucell N.V. ADR / Sept 2006 @ $20.00	12,000	18,600
Harris Corp. / Sept 2006 @ $45.00	7,000	2,800
Imclone Systems, Inc. / Oct 2006 @ $30.00	4,000	7,200
Imclone Systems, Inc. / Nov 2006 @ $35.00	4,000	3,000
King Pharaceuticals, Inc. / Oct 2006 @ $17.50	13,000	3,250
L-3 Communications Holdings, Inc. / Oct 2006 @ $70.00	4,000	30,000
Limited Brands, Inc. / Oct 2006 @ $25.00	6,000	9,000
Matria Healthcare, Inc. / Sept 2006 @ $25.00	10,000	25,000
Oracle Corp. / Sept 2006 @ $15.00	16,000	12,800
Proctor & Gamble Co. / Oct 2006 @ $55.00	5,000	37,500
Qualcomm, Inc. / Sept 2006 @ $37.50	6,000	6,900
Sandisk Corp. / Oct 2006 @ $55.00	6,000	40,200
Symantec Corp. / Oct 2006 @ $17.50	11,000	18,150
Sysco Corp. / Oct 2006 @ $30.00	8,000	15,200
Total System Services, Inc. / Nov 2006 @ $20.00	12,000	31,800
The Walt Disney Co. / Oct 2006 @ $27.50	10,000	24,500
William Wrigley Jr. Co. / Sept 2006 @ $45.00	7,000	11,200

Total (Premiums received $252,232)	166,000	$ 335,050
See accompanying notes which are an integral part of the financial statements.

Marco Targeted Return Fund

Related Notes to the Schedule of Investments

August 31, 2006

(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether The Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option

Geronimo Funds
Geronimo Multi-Strategy Fund
Schedule of Investments
August 31, 2006
(Unaudited)

Common Stock - 5.34%	Shares	Value

Concrete, Gypsum & Plaster Products - 0.07%
USG Corp. (a)	229	$ 11,679

Crude Petroleum & Natural Gas - 0.23%
Eni SpA (b)	355	21,712
Forest Oil Corp. (a)	556	18,832
		40,544

Finance Services - 0.11%
Credit Suisse Group (a) (b)	351	19,621

Fire, Marine & Casualty Insurance - 0.29%
Ohio Casualty Corp.	659	17,101
State Auto Financial Corp.	619	19,399
United Fire & Casualty Co.	548	15,333
		51,833

Footwear (No Rubber) - 0.11%
K-Swiss, Inc. - Class A	695	19,119

Functions Related To Depository Banking - 0.09%
Net 1 UEPS Technologies, Inc. (a)	627	15,224

Gold and Silver Ores - 0.11%
Gold Fields Ltd. (b)	955	18,985

Hospital & Medical Service Plans - 0.17%
AMERIGROUP Corp. (a)	949	29,932

Household Furniture - 0.10%
La-Z-Boy, Inc.	1,273	17,758

Instruments For Measuring & Testing of Electricity & Electrical Signals - 0.09%
Teradyne, Inc. (a)	1,151	16,160

Insurance Agents, Brokers & Service - 0.24%
MetLife, Inc.	400	22,012
Willis Group Holdings Ltd.	572	20,718
		42,730

Investment Advice - 0.13%
AMVESCAP Plc (b)	1,084	22,634

Laboratory Analytical Instruments - 0.14%
Bio-Rad Laboratories, Inc. - Class A (a)	327	24,005

Local & Suburban Transit & Interurban Highway Passenger Transportation - 0.11%
Laidlaw International, Inc.	732	19,764
See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Multi-Strategy Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Common Stock - 5.34% - continued	Shares	Value

Metal Mining - 0.12%
Freeport-McMoRan Copper & Gold, Inc. - Class B	370	$ 21,538

Motor Vehicles & Passenger Car Bodies - 0.24%
Federal Signal Corp.	1,104	17,233
Volvo AB (a) (b)	455	25,930
		43,163

National Commercial Banks - 0.24%
BB&T Corp.	508	21,742
US Bancorp	653	20,942
		42,684

Petroleum Refining - 0.11%
Hess Corp.	411	18,816

Pharmaceutical Preparations - 0.24%
King Pharmaceuticals, Inc. (a)	1,124	18,231
Par Pharmaceutical Companies, Inc. (a)	670	12,027
ViroPharma, Inc. (a)	970	12,135
		42,393

Pulp Mills - 0.12%
Aracruz Celulose SA (b)	399	20,720

Radio & TV Broadcasting & Communications Equipment - 0.13%
Orbital Sciences Corp. (a)	1,304	23,589

Radiotelephone Communications - 0.10%
Millicom International Cellular SA (a)	476	18,574

Real Estate Investment Trusts - 0.24%
Equity Inns, Inc.	1,280	19,686
New Plan Excel Realty Trust, Inc.	798	22,017
		41,703

Retail - Drug Stores and Proprietary Stores - 0.11%
Express Scripts, Inc. (a)	228	19,170

Retail - Radio, TV & Consumer Electronics Stores - 0.09%
Guitar Center, Inc. (a)	400	15,160

Retail - Variety Stores - 0.10%
BJ's Wholesale Club, Inc. (a)	657	17,312

Rolling, Drawing & Extruding of Nonferrous Metals - 0.12%
Encore Wire Corp. (a)	579	21,747
See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Multi-Strategy Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Common Stock - 5.34% - continued	Shares	Value

Savings Institution, Federally Chartered - 0.12%
Sovereign Bancorp, Inc.	994	$ 20,715

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.11%
International Securities Exchange, Inc.	452	19,233

Security Brokers, Dealers & Flotation Companies - 0.11%
Merrill Lynch & Co., Inc.	255	18,750

Semiconductors & Related Devices - 0.40%
Atheros Communications, Inc. (a)	853	13,878
MEMC Electronic Materials, Inc. (a)	574	22,202
NetLogic Microsystems, Inc. (a)	515	15,198
Texas Instruments, Inc.	610	19,880
		71,158

Services - Computer Programming, Data Processing, Etc. - 0.10%
Electronic Data Systems Corp.	722	17,205

Services - Consumer Credit Reporting, Collection Agencies - 0.11%
The Dun & Bradstreet Corp. (a)	271	19,054

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.10%
IPSCO, Inc.	191	17,658

Surety Insurance - 0.10%
MGIC Investment Corp.	310	17,940

Telephone Communications (No Radiotelephone) - 0.13%
Nippon Telegraph & Telephone Co. (b)	890	22,410

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 0.11%
Herbalife Ltd. (a)	619	20,223

TOTAL COMMON STOCK (Cost $973,002)		940,903

Exchange Traded Funds - 0.18%

iShares S&P Latin America 40 Index Fund	232	32,649

TOTAL EXCHANGE TRADED FUNDS (Cost $32,934)		32,649
	Principal
U.S. Treasury Bill - 41.74%	Amount

U.S. Treasury Bill, 0.00%, 01/11/2007	$ 7,500,000	7,361,497

TOTAL U.S. TREASURY BILLS (Cost $7,361,497)		7,361,497

See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Multi-Strategy Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Money Market - 0.95%	Shares	Value

Fidelity Institutional Money Market Portfolio, 5.16% (c)	83,700	$ 83,700
First American Funds Institutional, 4.86% (c)	83,719	83,719

TOTAL MONEY MARKET (Cost $167,419)		167,419

	Outstanding
Call Options Purchased - 0.00%	Contracts

S&P 500 Future, 9/15/2006, Strike $1,425.00	41	-
S&P 500 Future, 9/15/2006, Strike $1,410.00	316	-

TOTAL CALL OPTIONS PURCHASED (Cost $18,070)		-

Put Options Purchased - 0.09%

S&P 500 Future, 9/15/2006, Strike $1,130.00	56	2,100
S&P 500 Future, 9/15/2006, Strike $1,125.00	241	9,038
S&P 500 Future, 9/15/2006, Strike $1,025.00	166	-
S&P 500 Future, 9/15/2006, Strike $1,050.00	376	4,700

TOTAL PUT OPTIONS PURCHASED (Cost $53,690)		15,838

TOTAL INVESTMENTS (Cost $8,606,612) - 48.30%		$ 8,518,306

Cash and other assets less liabilities - 51.70%		9,116,611

TOTAL NET ASSETS - 100.00%		$ 17,634,917

Tax Related (Excluding Premiums & Proceeds Received for Options Written, Futures, Swaps & Short Sales)
Unrealized appreciation		$ 45,186
Unrealized depreciation		(133,492)
Net unrealized depreciation		$ (88,306)

Aggregate cost of securities for income tax purposes		$ 8,606,612

Swap Agreements (d)		Unrealized
	Units	Gain (Loss)

Barclays Capital Total Return Swap, Maturing 05/31/2009 (e)	3,595,000	$ (59,662)
(Notional Market Value $2,800,000)
IXIS Total Return Swap, Maturing 04/01/2011(e)	3,500,000	10,033
(Notional Market Value $2,800,000)

TOTAL SWAP AGREEMENTS		$ (49,629)

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate securities; the money market rate shown represents the rate at August 31, 2006.
(d) See Related Notes to the Schedule of Investments.
(e) This security is currently valued according to fair value procedures approved by the Trust.
See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Multi-Strategy Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

	Number of	Underlying Face
	Long or Short	Amount at	Unrealized
Futures Contracts	Contracts	Market Value	Depreciation
S&P 500 E-Mini Futures Contracts September 2006 (a)	75	$ 4,895,625	$ (1,250)
S&P 500 Futures Contracts September 2006 (b)	(3)	(979,200)	(9,260)

Total Futures Contracts			$ (10,510)

(a) Each S&P 500 E-Mini Future contract is equal to 50 shares of the underlying security.
(b) Each S&P 500 Future contract is equal to 250 shares of the underlying security.
See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Multi-Strategy Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)
	Shares Subject
Written Call Options / Expiration Date @ Exercise Price	to Call	Value

S&P 500 E-Mini Future, 09/15/2006 @ $1,345.00 (a)	15,000	$ 6,750
S&P 500 E-Mini Future, 09/15/2006 @ $1,340.00 (a)	4,000	2,400
S&P 500 Future, 09/15/2006 @ $1,340.00 (b)	5,000	3,000
S&P 500 Future, 10/20/2006 @ $1,365.00 (b)	7,500	24,750
S&P 500 Future, 10/20/2006 @ $1,370.00 (b)	13,250	33,125
S&P 500 Future, 09/15/2006 @ $1,330.00 (b)	6,250	10,938

Total (Premiums Received $121,402)	51,000	$ 80,963

(a) Each S&P 500 E-Mini Future contract is equal to 50 shares of the underlying security.
(b) Each S&P 500 Future is equal to 250 shares of the underlying security.
See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Multi-Strategy Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Written Put Options / Expiration Date @ Exercise Price	Shares	Value

NASDAQ 100 Trust - Series 1, 09/16/2006 @ $38.00	10,000	$ 2,000
S&P 500 E-Mini Future, 10/20/2006 @ $1,130.00 (a)	37,500	39,375
S&P 500 Future, 10/20/2006 @ $1,150.00 (b)	10,000	12,500
S&P 500 Future, 10/20/2006 @ $1,125.00 (b)	85,000	85,000
S&P 500 Future, 10/20/2006 @ $1,130.00 (b)	8,500	5,950

Total (Premiums Received $285,693)	151,000	$ 144,825

(a) Each S&P 500 E-Mini Future contract is equal to 50 shares of the underlying security.
(b) Each S&P 500 Future contract is equal to 250 shares of the underlying security.
See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Multi-Strategy Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Securities Sold Short	Shares	Value

ABN AMBRO Holding NV ADR	687	$ 19,621
Aspen Insurance Holdings, Ltd.	852	21,070
Banco Bilbao Vizcaya Argentaria SA ADR	986	22,579
Bois d'Arc Energy, Inc.	1,334	21,864
Bowater, Inc.	758	17,229
Brookfield Properties Corp.	676	23,694
C.H. Robinson Worldwide, Inc.	432	19,794
Compass Minerals International, Inc.	808	21,598
Eastman Kodak Co.	713	15,166
EDO Corp.	686	16,004
Enbridge, Inc.	642	21,173
EnCana Corp.	453	23,891
Energy Conversion Devices, Inc.	421	14,756
Everest Re Group, Ltd.	204	19,172
Expedia, Inc.	1,033	16,859
Gaylord Entertainment Co.	444	19,412
Global Signal, Inc.	433	20,784
Harmony Gold Mining Co. Ltd. ADR	1,377	18,934
Huntsman Corp.	985	17,789
Inverness Medical Innovations, Inc.	749	25,294
Iron Mountain, Inc.	477	19,552
Jarden Corp.	658	19,293
Knight Transportation, Inc.	1,003	17,242
Liberty Global, Inc. - Class A	971	22,925
MannKind Corp.	1,105	20,354
Marchex, Inc. - Class B	888	14,581
The Mills Corp.	504	9,062
MGI Pharma, Inc.	1,130	17,097
Momenta Pharmaceuticals, Inc.	833	13,220
NASDAQ-100 Trust, Series I	10,000	388,700
Nova Chemicals Corp.	619	19,758
PDL BioPharma, Inc.	627	12,352
Pep Boys - Manny, Moe & Jack	1,307	16,782
Plains Exploration & Production Co.	502	22,093
ProLogis	383	21,624
Public Storage, Inc.	259	22,442
Salix Pharmaceuticals Ltd.	1,254	16,816
Signature Bank	607	19,940
Stone Energy Corp.	465	20,539
Symantec Corp.	1,161	21,641
Terex Corp.	500	21,965
Textron, Inc.	226	18,952
Toll Brothers, Inc.	603	15,931
Total System Services, Inc.	1,010	22,513
Trinity Industries, Inc.	534	17,814
W.P. Stewart & Co. Ltd.	983	11,776
Wynn Resorts Ltd.	307	23,765
XL Capital Ltd. - Class A	293	19,233
XM Satellite Radio Holdings, Inc. - Class A	922	11,949

Total (Proceeds Received $1,339,910)	44,804	$ 1,296,594

See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Option & Income Fund
Schedule of Investments
August 31, 2006
(Unaudited)

Common Stocks - 16.10%	Shares	Value

Accident & Health Insurance - 0.03%
Principal Financial Group, Inc.	39	$ 2,076
Stancorp Financial Group, Inc.	41	1,909
		3,985

Air Transportation, Scheduled - 0.15%
LAN Airlines SA (b)	684	23,844

Bituminous Coal & Lignite Surface - 0.20%
Alliance Resource Partners, LP	419	15,373
Penn Virginia Resource Partners, LP	566	15,299
		30,672

Bottled & Canned Soft Drinks & Carbonated Waters - 0.15%
Coca-Cola Enterprises, Inc.	1,063	23,705

Cable & Other Pay Television Services - 0.15%
EchoStar Communications Corp. - Class A (a)	722	22,924

Calculating & Accounting Machines (No Electronic Computers) - 0.15%
NCR Corp. (a)	677	23,553

Cement, Hydraulic - 0.01%
Eagle Materials, Inc.	30	1,076

Chemicals & Allied Products - 0.01%
W.R. Grace & Co. (a)	128	1,306

Cigarettes - 0.10%
Reynolds American, Inc.	242	15,747

Cogeneration Services & Small Power Producers - 0.15%
AES Corp. (a)	1,112	23,619

Computer Services - 0.15%
DST Systems, Inc. (a)	398	23,494

Construction Machinery & Equipment - 0.01%
CNH Global NV (b)	75	1,649

Crude Petroleum & Natural Gas - 0.37%
Eni SpA (b)	33	2,018
Enterprise Products Partners, LP	581	15,553
Forest Oil Corp. (a)	55	1,863
Hiland Partners, LP	339	15,425
Pogo Producing Co.	513	22,782
		57,641

Diversified Minerals - 0.15%
Companhia Vale do Rio Doce (b)	1,093	23,434
See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Option & Income Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Common Stock - 16.10% - continued	Shares	Value

Electric & Other Services Combined - 0.25%
Pepco Holdings, Inc.	623	$ 15,818
Xcel Energy, Inc.	1,123	23,358
		39,176

Electric Services - 1.31%
Cleco Corp.	632	15,775
Empire District Electric Co.	691	15,617
FPL Group, Inc.	351	15,602
Great Plains Energy, Inc.	513	15,657
Northeast Utilities	679	15,488
NSTAR	475	15,642
PPL Corp.	446	15,597
Progress Energy, Inc.	350	15,516
Puget Energy, Inc.	1,039	23,513
TECO Energy, Inc.	999	15,754
TXU Corp.	595	39,395
		203,556

Electrical Work - 0.01%
Quanta Services, Inc. (a)	124	2,199

Electronic Components & Accessories - 0.11%
AVX Corp.	113	1,877
Westar Energy, Inc.	637	15,536
		17,413

Electronic Computers - 0.01%
NDS Group Plc (a) (b)	40	1,842

Finance Services - 0.02%
Greenhill & Co., Inc.	28	1,541
Morgan Stanley	31	2,040
		3,581

Fire, Marine & Casualty Insurance - 0.34%
Infinity Property & Casualty Corp.	628	23,833
Loews Corp.	609	23,434
Ohio Casualty Corp.	68	1,765
State Auto Financial Corp.	57	1,786
W.R. Berkley Corp.	53	1,855
		52,673

Food and Kindred Products - 0.10%
Altria Group, Inc.	184	15,370

Gas & Other Services Combined - 0.15%
UGI Corp.	965	23,932

Gold and Silver Ores - 0.03%
Gold Fields Ltd. (b)	79	1,571
NovaGold Resources, Inc. (a)	125	2,231
		3,802
See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Option & Income Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Common Stock - 16.10% - continued	Shares	Value

Hospital & Medical Service Plans - 0.16%
Health Net, Inc. (a)	49	$ 2,049
Humana, Inc. (a)	379	23,093
		25,142

Industrial Organic Chemicals - 0.01%
International Flavor & Fragrances, Inc.	56	2,227

Insurance Agents, Brokers & Service - 0.01%
Allianz AG (b)	120	2,046

Investment Companies - 0.10%
MCG Capital Corp.	956	15,334

Investment Advice - 0.01%
AMVESCAP Plc (b)	91	1,900

Life Insurance - 0.28%
Nationwide Financial Services, Inc. - Class A	806	39,018
Phoenix Companies, Inc.	131	1,934
Presidential Life Corp.	81	1,909
		42,861

Manifold Business Forms - 0.10%
Ennis, Inc.	755	15,591

Measuring & Controlling Devices - 0.15%
Thermo Electron Corp. (a)	592	23,206

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 0.10%
VF Corp.	226	15,795

Metal Mining - 0.10%
Southern Copper Corp.	171	15,787

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.25%
Compass Minerals International, Inc.	586	15,664
MDU Resources Group, Inc.	932	22,834
		38,498

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 0.01%
Bucyrus International, Inc. - Class A	39	2,014

Miscellaneous Food Preparations & Kindred Products - 0.25%
Reddy Ice Holdings, Inc.	1,668	39,565

Miscellaneous Product of Petroleum & Coal - 0.10%
Quaker Chemical Corp.	812	15,347
See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Option & Income Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Common Stock - 16.10% - continued	Shares	Value

Motor Vehicles & Passenger Car Bodies - 0.16%
Federal Signal Corp.	107	$ 1,670
General Motors Corp.	790	23,052
		24,722

Motor Vehicle Parts & Accessories - 0 .15%
Autoliv, Inc.	415	23,446

National Commercial Banks - 0.75%
Bank of America Corp.	486	25,014
Huntington Bancshares, Inc.	648	15,500
KeyCorp	628	23,104
National City Corp.	438	15,146
SunTrust Banks, Inc.	301	22,996
Wachovia Corp.	275	15,023
		116,783

Natural Gas Distribution - 0.60%
Atmos Energy Corp.	817	23,530
Cascade Natural Gas Corp.	608	15,595
KeySpan Corp.	570	23,370
Northwest Natural Gas Co.	409	15,644
Piedmont Natural Gas Co., Inc.	603	15,720
		93,859

Natural Gas Transmission - 0.30%
Energy Transfer Partners, LP	326	15,540
Oneok Partners, LP	282	15,685
Williams Partners, LP	431	15,443
		46,668

Natural Gas Transmission & Distribution - 0.10%
Kinder Morgan, Inc.	149	15,550

Office Furniture - 0.10%
Kimball International, Inc. - Class B	916	16,158

Operative Builders - 0.16%
Beazer Homes USA, Inc.	35	1,411
Toll Brothers, Inc. (a)	884	23,355
		24,766

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.40%
Biomet, Inc.	476	15,570
Steris Corp.	987	23,471
Zimmer Holdings, Inc. (a)	340	23,120
		62,161

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.10%
RPM International, Inc.	827	15,556

Paper Mills - 0.11%
International Paper Co.	55	1,912
Potlatch Corp.	408	15,631
		17,543
See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Option & Income Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Common Stock - 16.10% - continued	Shares	Value

Periodicals: Publishing or Publishing & Printing - 0.10%
Martha Stewart Living Omnimedia, Inc.	810	$ 15,325

Pharmaceutical Preparations - 0.42%
Andrx Corp. (a)	86	2,050
Bristol-Myers Squibb Co.	1,071	23,294
Hospira, Inc. (a)	620	22,711
King Pharmaceuticals, Inc. (a)	115	1,865
Merck & Co., Inc.	379	15,368
		65,288

Pipe Lines (No Natural Gas) - 0.20%
Enbridge Energy Partners, LP	321	15,562
Magellan Midstream Partners, LP	421	15,514
		31,076

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 0.21%
Dow Chemical Co.	422	16,091
Eastman Chemical Co.	304	15,945
		32,036

Plastic Products - 0.20%
Newell Rubbermaid, Inc.	581	15,681
Tupperware Brands Corporation	878	15,813
		31,494

Pulp Mills - 0.01%
Aracruz Celulose SA (b)	36	1,870

Radiotelephone Communications - 0.17%
Millicom International Cellular SA (a)	41	1,600
Vimpel-Communications (a) (b)	455	24,716
		26,316

Real Estate - 0.25%
CentraCore Properties Trust	1,369	39,181

Real Estate Investment Trusts - 1.71%
Archstone-Smith Trust	438	23,293
BRE Properties, Inc. - Class A	262	15,482
Capital Trust, Inc. - Class A	411	16,132
First Potomac Realty Trust	514	15,939
Healthcare Realty Trust, Inc.	437	15,802
JER Investors Trust, Inc.	926	15,455
Kimco Realty Corporation	377	15,664
Liberty Property Trust	484	23,169
Maguire Properties, Inc.	386	15,405
New Plan Excel Realty Trust, Inc.	573	15,809
Novastar Financial, Inc.	517	15,231
Post Properties, Inc.	496	23,907
Rayonier, Inc.	395	15,603
Redwood Trust, Inc.	480	23,347
Weingarten Realty Investors	373	15,823
		266,061
See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Option & Income Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Common Stock - 16.10% - continued	Shares	Value

Retail - Auto Dealers & Gasoline Stations - 0.11%
Asbury Automotive Group, Inc.	760	$ 15,572
Sonic Automotive, Inc.	74	1,565
		17,137

Retail - Convenience Stores - 0.01%
Wild Oats Markets, Inc. (a)	116	1,895

Retail - Department Stores - 0.15%
Sears Holdings Corp. (a)	161	23,202

Retail - Drug Stores and Proprietary Stores - 0.01%
Express Scripts, Inc. (a)	26	2,186

Retail - Miscellaneous Retail - 0.10%
Suburban Propane Partners, LP	465	16,117

Retail - Retail Stores - 0.10%
Inergy Holdings, LP	455	15,902

Retail - Shoe Stores - 0.15%
Foot Locker, Inc.	989	23,835

Retail - Variety Stores - 0.02%
Wal-Mart Stores, Inc.	44	1,968
BJ's Wholesale Club, Inc. (a)	65	1,713
		3,681

Savings Institution, Federally Chartered - 0.35%
BankUnited Financial Corp. - Class A	903	23,270
First Defiance Financial Corp.	571	15,583
North Central Bancshares, Inc.	393	15,671
		54,524

Savings Institutions, Not Federally Chartered - 0.10%
First Niagara Financial Group, Inc.	1,054	15,768

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.01%
International Securities Exchange, Inc.	46	1,957

Security Brokers, Dealers & Flotation Companies - 0.01%
Knight Capital Group, Inc. (a)	119	2,078

Semiconductors & Related Devices - 0.03%
Qlogic Corp. (a)	96	1,765
NetLogic Microsystems, Inc. (a)	50	1,476
Texas Instruments, Inc.	58	1,890
		5,131
See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Option & Income Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Common Stock - 16.10% - continued	Shares	Value

Services - Computer Processing & Data Preparation - 0.01%
IMS Health, Inc.	73	$ 1,992

Services - Computer Programming Services - 0.11%
Computer Programs & Systems, Inc.	508	17,282

Services - Consumer Credit Reporting, Collection Agencies - 0.01%
The Dun & Bradstreet Corp. (a)	26	1,828

Services - Help Supply Services - 0.15%
Volt Information Sciences, Inc. (a)	553	23,580

Services - Skilled Nursing Care Facilities - 0.16%
Genesis Healthcare Corp. (a)	530	24,136

Special Industry Machinery - 0.01%
ASML Holdings NV (a) (b)	95	2,096

State Commercial Banks - 0.35%
AmSouth Bancorp.	805	23,063
C&F Financial Corp.	398	15,411
MidWestOne Financial Group, Inc.	795	15,328
		53,802

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 0.29%
Companhia Siderurgica Nacional (b)	778	22,811
Tenaris SA (b)	615	22,577
		45,388

Surety Insurance - 0.15%
MGIC Investment Corp.	403	23,322

Telephone Communications (No Radiotelephone) - 0.62%
BT Group Plc (b)	498	23,436
Commonwealth Telephone Enterprises, Inc.	450	15,867
Fairpoint Communications, Inc.	962	15,729
Iowa Telecommunications Services, Inc.	816	15,847
Nippon Telegraph & Telephone Corp. (b)	89	2,241
Philippine Long Distance Telephone Co. (b)	624	23,363
		96,483

Tobacco Products - 0.11%
Loews Corp. - Carolina Group	261	14,945
UST, Inc.	45	2,379
		17,324

Water Supply - 0.22%
American States Water Co.	50	1,922
Artesian Resources Corp. - Class A	797	15,860
Middlesex Water Co.	780	15,850
		33,632
See accompanying notes which are an integral part of the financial statements.

Geronimo Funds
Geronimo Option & Income Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Common Stock - 16.10% - continued	Shares	Value

Water Transportation - 0.15%
OMI Corp.	1,030	$ 23,196

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 0.15%
Amerisourcebergen Corp.	519	22,919

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 0.15%
EnerSys (a)	1,303	23,154

Wholesale - Electrical Appliances, TV & Radio Sets - 0.11%
Craftmade International, Inc.	944	16,520

Wholesale - Miscellaneous Durable Good - 0.16%
Metal Management, Inc.	962	24,608

Wholesale - Petroleum Bulk Stations & Terminals - 0.10%
Global Partners, LP	700	15,596

TOTAL COMMON STOCK (Cost $2,508,741)		2,496,691

Mutual Funds - 5.10%

Aberdeen Global Income Fund	2,283	29,656
ACM Income Fund	3,704	29,854
American Strategic Income Portfolio	2,784	29,956
BlackRock Core Bond Trust	2,363	29,750
BlackRock Corporate High Yield Fund	2,397	29,915
BlackRock Corporate High Yield Fund III	3,898	29,859
BlackRock Corporate High Yield Fund VI	4,972	38,533
BlackRock Preferred Income Strategies Fund	1,467	29,780
Colonial High Income Municipal Trust	4,546	29,822
Delaware Investments Dividend and Income Fund	2,400	30,288
DWS Global High Income Fund	3,637	30,296
Evergreen Income Advantage Fund	2,130	29,841
Evergreen Managed Income Fund	1,806	29,998
First Trust/Fiduciary Asset Management Covered Call Fund	1,682	30,142
Gabelli Convertible and Income Securities Fund	3,313	30,413
Global High Income Dollar Fund	1,957	30,294
Hyperion Strategic Mortgage Income Fund	2,234	29,735
John Hancock Preferred Income Fund III	1,383	29,887
Kayne Anderson Energy Total Return Fund	1,215	29,974
Morgan Stanley Emerging Markets Debt Fund	3,737	38,678
PIMCO Strategic Global Government Fund	2,743	29,652
Transamerica Income Shares	1,450	29,986
Western Asset Emerging Markets Income Fund	2,261	29,868
Western Asset Global High Income Fund	2,290	29,976
Western Asset Managed High Income Fund	4,880	29,914
Western Asset Worldwide Income Fund	1,967	30,075

TOTAL MUTUAL FUNDS (Cost $796,102)		796,142
See accompanying notes which are an integral part of the financial statements

Geronimo Funds
Geronimo Option & Income Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Money Market Funds - 0.38%	Shares	Value

Fidelity Institutional Money Market Portfolio, 5.160% (c)	29,400	$ 29,400
First American Government Obligations Fund, 4.86% (c)	29,400	29,400

TOTAL MONEY MARKET FUNDS (Cost $58,800)		58,800
	Principal
U.S. Treasury Bills - 63.64%	Value

U.S. Treasury Bill, 0.00%, 01/11/2007	$ 2,500,000	2,453,832
U.S. Treasury Bill, 0.00%, 01/25/2007	7,624,000	7,472,368

TOTAL U.S. TREASURY BILLS (Cost $9,926,200)		9,926,200
	Outstanding
Call Options Purchased - 0.00%	Contracts

S&P 500 Future, 09/15/2006, Strike $1,425.00	20	-
S&P 500 Future, 09/15/2006, Strike $1,410.00	220	-

TOTAL CALL OPTIONS PURCHASED (Cost $12,146)		-

Put Options Purchased - 0.07%

S&P 500 Future, 09/15/2006, Strike $1,050.00	200	2,500
S&P 500 Future, 09/15/2006, Strike $1,130.00	55	2,062
S&P 500 Future, 09/15/2006, Strike $1,100.00	242	6,050
S&P 500 Future, 09/15/2006, Strike $1,125.00	320	-

TOTAL PUT OPTIONS PURCHASED (Cost $41,548)		10,612

TOTAL INVESTMENTS (Cost $13,343,537) - 85.29%		$ 13,288,445

Cash and other assets less liabilities - 14.71%		2,295,103

TOTAL NET ASSETS - 100.00%		$ 15,583,548

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate securities; the money market rate shown represents the rate at August 31, 2006.

Tax Related (Excluding Premiums & Proceeds Received for Options Written, Futures & Short Sales)

Unrealized appreciation		$ 20,974
Unrealized depreciation		(61,121)
Net unrealized depreciation		$ (40,147)

Aggregate cost of securities for income tax purposes		$ 13,343,537
See accompanying notes which are an integral part of the financial statements

Geronimo Funds
Geronimo Option & Income Fund
Schedule of Investments - continued
August 31, 2006		Underlying
(Unaudited)	Number of	Face
	Long	Amount at	Unrealized
Futures Contracts	Contracts	Market Value	Appreciation

S&P 500 E-Mini Futures Contracts September 2006 (a)	65	4,242,875	$ 667
S&P 500 Futures Contracts September 2006 (b)	2	652,800	9,032

Total Futures Contracts			$ 9,699

(a) Each S&P 500 E-Mini Future contract is equal to 50 shares of the underlying security.
(b) Each S&P 500 Future contract is equal to 250 shares of the underlying security.
See accompanying notes which are an integral part of the financial statements

Geronimo Funds
Geronimo Option & Income Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)	Shares
	Subject
Written Call Options / Expiration Date @ Exercise Price	to Call	Value

Regional Bank Holders Trust, 10/21/2006 @ $150.00	3,000	$ 13,800
S&P 500 E-Mini Future, 09/15/2006 @ $1,340.00 (a)	3,000	1,800
S&P 500 E-Mini Future, 09/15/2006 @ $1,345.00 (a)	5,000	2,250
S&P 500 Future, 09/15/2006, $1,340.00 (b)	5,000	3,000
S&P 500 Future, 10/20/2006, $1,365.00 (b)	2,500	8,250
S&P 500 Future, 10/20/2006, $1,370.00 (b)	11,250	28,125
S&P 500 Future, 09/15/2006, $1,335.00 (b)	10,500	11,025

Total (Premiums Received $103,178)	40,250	$ 68,250

(a) Each S&P 500 E-Mini Future contract is equal to 50 shares of the underlying security.
(b) Each S&P 500 Future contract is equal to 250 shares of the underlying security.
See accompanying notes which are an integral part of the financial statements

Geronimo Funds
Geronimo Option & Income Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)	Shares
	Subject
Written Put Options / Expiration Date @ Exercise Price	to Put	Value

NASDAQ 100 Trust Series 1, 09/16/2006 @ $38.00	10,000	$ 2,000
S&P 500 Future, 10/20/2006 @ $1,110.00 (a)	8,250	5,775
S&P 500 Future, 10/20/2006 @ $1,150.00 (a)	5,000	6,250
S&P 500 Future, 10/20/2006 @1,125.00 (a)	46,250	46,250

Total (Premiums Received $126,850)	69,500	$ 60,275

(a) Each S&P 500 Future contract is equal to 250 shares of the underlying security.
See accompanying notes which are an integral part of the financial statements

Geronimo Funds
Geronimo Option & Income Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Securities Sold Short	Shares	Value

Abraxis Bioscience, Inc.	976	$ 24,283
Affymetrix Inc.	1,069	22,780
Alpha Natural Resources Inc.	1,301	23,587
Angiotech Pharmaceuticals, Inc.	132	1,579
Apex Silver Mines Ltd.	1,427	23,788
ATP Oil & Gas Corp.	607	23,734
AutoZone Inc.	264	23,839
Avid Technology, Inc.	52	2,071
Brightpoint, Inc.	1,396	23,229
Capitol Federal Financial	59	2,002
Celanese Corp.	1,265	23,390
Central European Media Enterprises Ltd.	31	1,922
Cheniere Energy, Inc.	704	23,162
Coach, Inc.	788	23,790
Commercial Capital Bancorp, Inc.	128	2,034
Companhia De Bebidas Das Americas	525	23,551
CompuCredit Corp.	50	1,458
Concur Technologies, Inc.	128	1,783
Cubist Pharmaceuticals, Inc.	88	2,064
Cyberonics, Inc.	1,512	24,615
Dresser-Rand Group, Inc.	1,157	23,661
DRS Technologies, Inc.	564	23,333
Eclipsys Corp.	1,470	25,137
El DuPont de Nemours & Co.	589	23,542
Embarq Corp.	4	189
Equinix, Inc.	30	1,730
Equity Inns, Inc.	1,515	23,301
Expedia, Inc.	107	1,746
First Financial Bancorp	125	1,938
First Republic Bank	46	1,961
Foxhollow Technologies, Inc.	64	2,005
Fresh Del Monte Produce, Inc.	1,325	23,717
Heartland Payment Systems, Inc.	894	24,147
Hewitt Associates, Inc.	1,090	24,492
Homex Development Corp.	619	22,940
ICICI Bank Ltd.	867	23,140
InterDigital Communications Corp.	79	2,625
Inverness Medical Innovations, Inc.	77	2,600
Investors Financial Services Corp.	517	23,968
Jarden Corp.	860	25,215
Kanbay International, Inc.	129	2,388
Keryx Biopharmaceuticals, Inc.	117	1,606
Las Vegas Sands Corp.	336	23,456
Lexington Corporate Properties Trust	1,113	23,395
Marchex, Inc.	92	1,511
Matsushita Electric Industrial Co. Ltd.	1,194	25,468
Max Re Capital Ltd.	82	1,903
Medicines Co.	104	2,346
Methanex Corp.	981	23,495
MGI Pharma, Inc.	1,530	23,149
Mohawk Industries, Inc.	25	1,772
See accompanying notes which are an integral part of the financial statements

Geronimo Funds
Geronimo Option & Income Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Securities Sold Short - continued	Shares	Value

Molson Coors Brewing Co.	27	$ 1,898
Momenta Pharmaceuticals, Inc.	118	1,873
NASDAQ 100 Trust Series 1	10,000	388,700
NASDAQ Stock Market, Inc.	866	24,690
Navigant Consulting, Inc.	95	1,871
Nova Chemicals Corp.	730	23,302
Nu Skin Enterprises, Inc.	1,381	23,919
NutriSystem, Inc.	453	22,505
Odyssey Healthcare	115	1,845
Omnicare, Inc.	35	1,586
Onyx Pharmaceuticals, Inc.	86	1,299
Overstock.com, Inc.	77	1,456
Pioneer Natural Resources Co.	552	23,024
Popular, Inc.	97	1,848
Potash Corp. of Saskatchewan, Inc.	237	23,219
Price Communications Corp.	166	3,031
RadioShack Corp.	1,314	23,731
Regis Corp.	57	2,091
Renovis, Inc.	113	1,666
RH Donnelley Corp.	36	1,956
Rightnow Technologies, Inc.	108	1,659
Rogers Communications, Inc.	47	2,423
Sanderson Farms Inc.	891	27,853
Schlumberger Ltd.	371	22,742
Scholastic Corp.	75	2,254
School Specialty, Inc.	55	1,965
Shaw Group, Inc.	1,012	25,462
Signature Bank	767	25,196
Southwest Airlines Co.	123	2,130
Southwestern Energy Co.	647	22,224
Sprint Nextel Corp.	81	1,371
Standard Microsystems Corp.	86	2,414
State Street Corp.	378	23,360
Symantec Corp.	1,334	24,866
Talisman Energy, Inc.	1,328	23,346
TD AMERITRADE Holding Corporation	1,355	23,740
Telecom Corp. of New Zealand Ltd.	1,199	26,462
Theravance, Inc.	72	1,911
US Airways Group, Inc.	556	23,491
Weyerhaeuser Co.	381	23,622
Whirlpool Corp.	22	1,780
Witness Systems, Inc.	86	1,398
Wynn Resorts Ltd.	308	23,842
XL Capital Ltd.	365	23,959
XM Satellite Radio Holdings, Inc.	99	1,283

Total (Proceeds Received $1,649,144)	58,505	$ 1,666,800
See accompanying notes which are an integral part of the financial statements

Geronimo Funds
Geronimo Sector Opportunity Fund
Schedule of Investments
August 31, 2006
(Unaudited)

Common Stocks - 14.40%	Shares	Value

Accident & Health Insurance - 0.05%
Principal Financial Group, Inc.	52	$ 2,768
Stancorp Financial Group, Inc.	54	2,515
		5,283

Air Transportation, Scheduled - 0.13%
Lan Airlines SA (b)	385	13,421

Air-Conditioning & Warm Air Heating Equipment & Commercial & Industrial
Refrigeration Equipment - 0.02%
AAON, Inc.	98	2,382

Aircraft Parts & Auxiliary Equipment - 0.13%
Reinhold Industries, Inc. - Class A	940	13,696

Cable & Other Pay Television Services - 0.12%
EchoStar Communications Corp. - Class A (a)	407	12,922

Cement, Hydraulic - 0.01%
Eagle Materials, Inc.	41	1,470

Computer Communications Equipment - 0.42%
Cisco Systems, Inc. (a)	2,000	43,980

Cogeneration Services & Small Power Producers - 0.13%
AES Corp. (a)	627	13,317

Computer Systems - 0.13%
DST Systems, Inc. (a)	224	13,223

Converted Paper & Paperboard Products (No Containers/Boxes) - 0.03%
Northern Technologies International Corp. (a)	427	3,446

Electric Services - 0.53%
Cleco Corp.	534	13,329
Centerpoint Energy, Inc.	902	13,034
Northeast Utilities	573	13,070
TECO Energy, Inc.	168	2,649
TXU Corp.	201	13,308
		55,390

Electric & Other Services Combined - 0.13%
Sierra Pacific Resources (a)	903	13,319

Electronic Computers - 0.43%
Dell, Inc. (a)	2,000	45,100

Electronic Connectors - 0.03%
Molex, Inc.	72	2,626

Finance Services - 0.03%
Morgan Stanley	42	2,763
See accompanying notes which are an integral part of the financial statements

Geronimo Funds
Geronimo Sector Opportunity Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Common Stocks - 14.40% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 0.53%
Chubb Corp.	318	$ 15,951
Infinity Property & Casualty Corp.	353	13,396
Loews Corp.	343	13,199
Markel Corp. (a)	8	2,907
Ohio Casualty Corp.	91	2,361
Unico American Corp. (a)	270	2,838
Unitrin, Inc.	55	2,413
W.R. Berkley Corp.	72	2,520
		55,585

Gold and Silver Ores - 0.02%
Gold Fields Ltd. (b)	106	2,107

Hospital & Medical Service Plans - 0.12%
Humana, Inc. (a)	214	13,039

Hotels & Motels - 0.12%
Sonesta International Hotels Corp. - Class A	767	13,116

In Vitro & In Vivo Diagnostic Substances - 0.02%
Trinity Biotech Plc (a) (b)	313	2,607

Industrial Organic Chemicals - 0.16%
International Flavor & Fragrances, Inc.	76	3,023
TOR Minerals International, Inc. (a)	7,798	13,802
		16,825

Instruments for Measuring & Testing of Electricity - 0.13%
Agilent Technologies, Inc. (a)	425	13,668

Insurance Agents, Brokers & Service - 0.03%
MetLife, Inc.	51	2,807

Investment Companies - 0.12%
MCG Capital Corp.	808	12,960

Life Insurance - 0.18%
Nationwide Financial Services, Inc. - Class A	274	13,264
Phoenix Companies, Inc.	178	2,627
Presidential Life Corp.	110	2,593
		18,484

Measuring & Controlling Devices - 0.03%
Thermo Electron Corp. (a)	70	2,744

Metal Mining - 0.05%
Mountain Province Diamonds, Inc. (a)	696	2,366
Southern Copper Corp.	27	2,493
		4,859
See accompanying notes which are an integral part of the financial statements

Geronimo Funds
Geronimo Sector Opportunity Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Common Stocks - 14.40% - continued	Shares	Value

Mining & Quarrying of Nonmetallic Minerals - 0.12%
MDU Resources Group, Inc.	525	$ 12,862

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 0.03%
Bucyrus International, Inc. - Class A	52	2,685

Miscellaneous Food Preparations & Kindred Products - 0.13%
Reddy Ice Holdings, Inc.	573	13,592

Mobile Homes - 0.03%
Nobility Homes, Inc.	99	2,723

Motor Vehicles & Passenger Car Bodies - 0.12%
General Motors Corp.	445	12,985

Motor Vehicle Parts & Accessories - 0.13%
Visteon Corp. (a)	1,619	13,875

Multi-Line Insurance - 0.13%
Assurant, Inc.	260	13,377

National Commercial Banks - 1.64%
Bank of America Corp.	305	15,698
Comerica, Inc.	47	2,691
First United Corp.	118	2,546
Huntington Bancshares, Inc.	658	15,739
JP Morgan Chase & Co.	1,285	58,673
KeyCorp	354	13,024
National City Corp.	370	12,795
Summit Financial Group, Inc.	695	13,066
SunTrust Banks, Inc.	205	15,662
Texas United Bancshares, Inc.	130	4,312
United Bancshares, Inc.	160	2,592
US Bancorp	85	2,726
Wachovia Corp.	232	12,674
		172,198

Natural Gas Distribution - 0.41%
Atmos Energy Corp.	460	13,248
Cascade Natural Gas Corp.	513	13,158
Energy Transfer Partners, LP	275	13,109
Energy West, Inc.	270	3,140
		42,655

Natural Gas Transmission - 0.12%
Williams Partners, LP	364	13,042

Operative Builders - 0.14%
Beazer Homes USA, Inc.	47	1,894
California Costal Communities, Inc. (a)	433	13,271
		15,165
See accompanying notes which are an integral part of the financial statements

Geronimo Funds
Geronimo Sector Opportunity Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Common Stocks - 14.40% - continued	Shares	Value

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.27%
Microtek Medical Holdings, Inc. (a)	722	$ 2,513
Steris Corp.	556	13,222
Zimmer Holdings, Inc. (a)	192	13,056
		28,791

Paper Mills - 0.15%
International Paper Co.	74	2,573
Potlatch Corp.	345	13,217
		15,790

Personal Credit Institutions - 0.02%
Capital One Financial Corp.	31	2,266

Petroleum Refining - 0.02%
BP Plc (b)	36	2,450

Pharmaceutical Preparations - 0.81%
American Oriental Bioengineering, Inc. (a)	2,444	12,978
AstraZeneca Plc (b)	49	3,192
Bristol-Myers Squibb Co.	603	13,115
King Pharmaceuticals, Inc. (a)	155	2,514
Merck & Co., Inc.	1,320	53,526
		85,325

Pipe Lines (No Natural Gas) - 0.15%
Enbridge Energy Partners, LP	271	13,138
TransMontaigne Partners, LP	84	2,602
		15,740

Radio & TV Broadcasting & Communications Equipment - 0.15%
Gilat Satellite Networks Ltd. (a)	1,605	13,225
Wavecom S.A. (a) (b)	215	2,681
		15,906

Radiotelephone Communications - 0.02%
Millicom International Cellular SA (a)	55	2,146

Real Estate - 0.13%
CentraCore Properties Trust	463	13,251

Real Estate Agents & Managers (For Others) - 0.05%
Silverleaf Resorts, Inc. (a)	797	2,909
ZipRealty, Inc. (a)	310	1,894
		4,803

Real Estate Investment Trusts - 0.89%
American Home Mortgage Investment Corp.	77	2,441
Archstone-Smith Trust	247	13,135
BRE Properties, Inc. - Class A	222	13,118
Cousins Properties, Inc.	85	2,921
Crescent Real Estate Equities Co.	135	2,923
Essex Property Trust, Inc.	25	3,137
First Potomac Realty Trust	434	13,458
New Plan Excel Realty, Inc.	593	16,361
Novastar Financial, Inc.	437	12,874
Redwood Trust, Inc.	270	13,133
		93,501
See accompanying notes which are an integral part of the financial statements

Geronimo Funds
Geronimo Sector Opportunity Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Common Stocks - 14.40% - continued	Shares	Value

Refuse Systems - 0.02%
Allied Waste Industries, Inc. (a)	190	$ 1,965

Retail - Auto Dealers & Gasoline Stations - 0.02%
Sonic Automotive, Inc.	100	2,115

Retail - Department Stores - 0.12%
Sears Holdings Corp. (a)	91	13,114

Retail - Drug Stores & Proprietary Stores - 0.13%
Rite Aid Corp. (a)	3,075	13,345

Retail - Grocery Stores - 0.03%
Arden Group, Inc. - Class A	29	3,329

Retail - Miscellaneous Retail - 0.13%
Suburban Propane Partners, LP	393	13,621

Retail - Variety Stores - 0.45%
Wal-Mart Stores, Inc.	1,060	47,403

Savings Institution, Federally Chartered - 0.70%
Carver Bancorp, Inc.	793	13,275
First Defiance Financial Corp.	482	13,154
HMN Financial, Inc.	378	13,582
IndyMac Bancorp, Inc.	56	2,190
NASB Financial, Inc.	79	2,756
Pacific Premier Bancorp, Inc. (a)	1,104	13,193
Sovereign Bancorp, Inc.	128	2,668
Washington Mutual, Inc.	304	12,735
		73,553

Security Brokers, Dealers & Flotation Companies - 0.17%
A.G. Edwards, Inc.	51	2,694
Merrill Lynch & Co., Inc.	35	2,574
Oppenheimer Holdings, Inc. - Class A	436	13,067
		18,335

Semiconductors & Related Devices - 0.27%
AU Optronics Corp. (b)	894	13,035
Dialog Semiconductor PLC (a)(b)	8,452	13,270
Texas Instruments, Inc.	77	2,509
		28,814
See accompanying notes which are an integral part of the financial statements

Geronimo Funds
Geronimo Sector Opportunity Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Common Stocks - 14.40% - continued	Shares	Value

Services - Business Services - 0.53%
eBay, Inc. (a)	1,500	$ 41,790
Rewards Network, Inc. (a)	3,259	14,177
		55,967

Services - Computer Integrated Systems Design - 0.03%
Imergent, Inc. (a)	226	2,918

Services - Computer Processing & Data Preparation - 0.03%
IMS Health, Inc.	99	2,702

Services - Consumer Credit Reporting, Collection Agencies - 0.02%
The Dun & Bradstreet Corp. (a)	35	2,461

Services - Educational Services - 0.12%
Scientific Learning Corp. (a)	2,911	13,099

Services - Health Services - 0.13%
I-trax, Inc. (a)	4,441	14,078

Services - Help Supply Services - 0.13%
Volt Information Sciences, Inc. (a)	311	13,261

Services - Prepackaged Software - 0.15%
Network Engines, Inc. (a)	1,134	2,007
TTI Team Telecom International Ltd. (a)	2,752	13,705
		15,712

Services - Skilled Nursing Care Facilities - 0.13%
Genesis Healthcare Corp. (a)	298	13,571

Special Industry Machinery - 0.03%
ASML Holding NV (a) (b)	126	2,780

State Commercial Banks - 0.50%
AmSouth Bancorp	454	13,007
C&F Financial Corp.	404	15,643
First M&F Corp.	142	2,579
Firstbank Corp.	549	13,121
Mid Penn Bancorp, Inc.	108	2,594
MidWestOne Financial Group, Inc.	141	2,718
Royal Bancshares of Pennsylvania, Inc. - Class A	113	2,935
		52,597

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.27%
Companhia Siderurgica Nacional (b)	438	12,842
Gerdau Ameristeel Corp.	254	2,494
Tenaris SA (b)	347	12,738
		28,074

Surety Insurance - 0.11%
Nymagic, Inc.	400	11,836
See accompanying notes which are an integral part of the financial statements

Geronimo Funds
Geronimo Sector Opportunity Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Common Stocks - 14.40% - continued	Shares	Value

Telephone & Telegraph Apparatus - 0.02%
Ciena Corp. (a)	657	$ 2,595

Telephone Communications (No Radiotelephone) - 0.31%
Bellsouth Corp.	79	3,217
Centurytel, Inc.	331	13,180
Citizens Communications Co.	203	2,799
Philippine Long Distance Telephone Co. (b)	352	13,179
		32,375

Title Insurance - 0.03%
Investors Title Co.	62	2,697

Tobacco Products - 0.06%
Loews Corp. - Carolina Group	52	2,978
UST, Inc.	62	3,277
		6,255

Water Supply - 0.02%
American States Water Co.	68	2,613

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 0.12%
Amerisourcebergen Co.	292	12,895

Wholesale - Groceries & Related Products - 0.13%
Schiff Nutritional International, Inc. (a)	1,850	13,338

TOTAL COMMON STOCK (Cost $1,515,469)		1,513,685

Exchange Traded Funds - 3.73%

iShares MSCI EAFE Index Fund (a)	1,000	67,600
iShares MSCI Emerging Markets Index Fund (a)	500	48,810
iShares NASDAQ Biotechnology Index Fund (a)	700	51,618
iShares S&P 100 Index Fund	1,000	60,500
iShares S&P Latin America 40 Index Fund (a)	500	70,365
streetTRACKS Gold Shares (a)	1,500	93,435

TOTAL EXCHANGE TRADED FUNDS (Cost $397,689)		392,328

Money Market - 0.84%

Fidelity Institutional Money Market Portfolio, 5.16% (c)	44,000	44,000
First American Funds Institutional, 4.86% (c)	44,000	44,000

TOTAL MONEY MARKET (Cost $88,000)		88,000

	Principal
U.S. Treasury Bills - 62.25%	Value

U.S. Treasury Bill, 0.00%, 01/11/2007	$ 2,000,000	1,963,033
U.S. Treasury Bill, 0.00%, 01/25/2007	4,676,000	4,583,001

TOTAL U.S. TREASURY BILLS (Cost $6,546,034)		6,546,034
See accompanying notes which are an integral part of the financial statements

Geronimo Funds
Geronimo Sector Opportunity Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)
	Outstanding
Call Options Purchased - 0.00%	Contracts	Value

S&P 500 Future, 9/15/2006, Strike $1,425.00	50	$ -
S&P 500 Future, 9/15/2006, Strike $1,410.00	205	-

TOTAL CALL OPTIONS PURCHASED (Cost $12,151)		-

Put Options Purchased - 0.12%

S&P 500 Future, 9/15/2006, Strike $1,125.00	150	5,625
S&P 500 Future, 9/15/2006, Strike $1,100.00	90	2,250
S&P 500 Future, 9/15/2006, Strike $1,050.00	200	2,500
S&P 500 Future, 9/15/2006, Strike $1,025.00	315	-
S&P 500 Future, 9/15/2006, Strike $1,130.00	55	2,063

TOTAL PUT OPTIONS PURCHASED (Cost $46,825)		12,438

TOTAL INVESTMENTS (Cost $8,606,168) - 81.34%		$ 8,552,485

Cash and other assets less liabilities - 18.66%		1,962,529

TOTAL NET ASSETS - 100.00%		$ 10,515,014

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate securities; the money market rate shown represents the rate at August 31, 2006.

Tax Related (Excluding Premiums & Proceeds Received for Options Written, Futures & Short Sales)

Unrealized appreciation		$ 17,570
Unrealized depreciation	(71,253)
Net unrealized depreciation	$ (53,683)

Aggregate cost of securities for income tax purposes	$ 8,606,168
See accompanying notes which are an integral part of the financial statements

Geronimo Sector Opportunity Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)
		Underlying
	Number of	Face	Unrealized
	Long	Amount at	Appreciation
Futures Contracts	Contracts	Market Value	(Depreciation)
S&P 500 E-Mini Futures Contracts (a)	15	$ 979,125	$ (563)
S&P 500 Futures Contracts (b)	4	1,305,600	18,064

Total Futures Contracts			$ 17,501

(a) Each S&P 500 E-Mini Future contract is equal to 50 shares of the underlying security.
(b) Each S&P 500 Future contract is equal to 250 shares of the underlying security.
See accompanying notes which are an integral part of the financial statements

Geronimo Sector Opportunity Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)	Shares
	Subject
Written Call Options / Expiration Date @ Exercise Price	to Call	Value

Cisco Systems Inc., 01/20/2007 @ $20.00	2,000	$ 5,900
Dell, Inc., 10/21/2006 @ $22.50	2,000	2,100
eBay, Inc., 10/21/2006 @ 27.50	1,500	3,150
iShares MSCI Emerging Market Index Fund, 10/21/2006 @ $100.00	500	1,300
iShares MSCI EAFE Index Fund, 10/21/2006 @ $68.00	1,000	1,300
iShares NASDAQ Biotechnology Index Fund, 10/21/2006 @ $75.00	700	1,435
iShares S&P 100 Index Fund, 10/21/2006 @ $61.00	1,000	600
iShares S&P Latin America 40 Index Fund, 10/21/2006 @ $145.00	500	2,000
JP Morgan Chase & Co., 10/21/2006 @ $45.00	1,000	1,600
Merck & Co., Inc., 10/21/2006, @ $42.50	1,000	600
S&P 500 E-Mini Future, 09/15/2006 @ $1,340.00 (a)	3,000	1,800
S&P 500 E-Mini Future, 09/15/2006 @ $1,345.00 (a)	5,000	2,250
S&P 500 E-Mini Future, 10/20/2006 @ $1,370.00 (a)	2,250	28,125
S&P 500 E-Mini Future, 10/20/2006 @ $1,365.00 (a)	1,750	28,875
S&P 500 Future, 09/15/2006 @ $1,335.00 (b)	7,000	7,350
Wal-Mart Stores, Inc., 10/21/2006 @ $45.00	1,000	1,150

Total (Premiums Received $110,832)	31,200	$ 89,535

(a) Each S&P 500 E-Mini Future contract is equal to 50 shares of the underlying security.
(b) Each S&P 500 Future contract is equal to 250 shares of the underlying security.
See accompanying notes which are an integral part of the financial statements

Geronimo Sector Opportunity Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)	Shares
	Subject
Written Put Options / Expiration Date @ Exercise Price	to Put	Value

NASDAQ 100 Trust - Series 1, 09/16/2006 @ $38.00	1,000	$ 2,000
S&P 500 E-Mini Future, 10/20/2006 @ $1,125.00 (a)	50,000	50,000
S&P 500 E-Mini Future, 10/20/2006 @ $1,150.00 (a)	1,000	6,250
S&P 500 E-Mini Future, 10/20/2006 @ $1,125.00 (a)	12,750	63,750
S&P 500 E-Mini Future, 10/20/2006 @ $1,110.00 (a)	1,650	5,775

Total (Premiums Received $255,901)	66,400	$ 127,775

(a) Each S&P 500 E-Mini Future contract is equal to 50 shares of the underlying security.
See accompanying notes which are an integral part of the financial statements

Geronimo Funds
Geronimo Sector Opportunity Fund
Schedule of Investments - continued
August 31, 2006
(Unaudited)

Securities Sold Short	Shares	Value

Abraxis Bioscience, Inc.	586	$ 14,580
Affymetric, Inc.	642	13,681
Alpha Natural Resources, Inc.	782	14,178
Ameritrade Holding Corp.	814	14,261
Angiotech Pharmaceuticals, Inc.	189	2,260
Apex Silver Mines Ltd.	857	14,286
ATP Oil & Gas Corp.	364	14,232
Brightpoint, Inc.	839	13,961
Capitol Federal Financial	86	2,919
Cheniere Energy, Inc.	423	13,917
Companhia De Bebidas Das Americas	315	14,131
CompuCredit Corp.	72	2,099
Cubist Pharmaceuticals, Inc.	127	2,979
Delta Petroleum Corp.	673	14,066
Desarrolladora Homex	372	13,786
Dresser-Rand Group, Inc.	684	13,988
DRS Technologies, Inc.	339	14,024
Embarq Corp.	5	236
Energy Conversion Devices, Inc.	428	15,001
Equinix, Inc.	289	16,667
Expedia, Inc.	154	2,513
First Financial Bancorp	179	2,775
Foundation Coal Holdings	381	13,685
Heartland Payment Systems, Inc.	537	14,504
InterDigital Communications Corp.	113	3,755
Inverness Medical Innovations, Inc.	110	3,715
Investors Financial Services Corp.	310	14,371
Jarden Corp.	565	16,566
Keryx Biopharmaceuticals, Inc.	170	2,334
Las Vegas Sands Corp.	202	14,102
Max Re Capital Ltd.	117	2,715
Medicines Co.	150	3,384
Molson Coors Brewing Co.	39	2,742
Momenta Pharmaceuticals, Inc.	172	2,730
NASDAQ 100 Trust - Series 1	10,000	388,700
Nava Chemicals Corp.	438	13,981
NutriSystem Corp.	272	13,513
Onyx Pharmaceuticals, Inc.	122	1,843
Overstock.com, Inc.	109	2,061
Popular, Inc.	138	2,628
Potash Corp. Saskatchewan, Inc.	143	14,010
Price Communications Corp.	115	2,100
Renovis, Inc.	163	2,403
Rightnow Technologies, Inc.	156	2,396
Rogers Communications, Inc.	67	3,455
Sanderson Farms, Inc.	535	16,724
Signature Bank	508	16,688
Southerwestern Energy	389	13,362
Southwest Airlines Co.	177	3,066
Sprint Nextel Corp.	115	1,946
State Street Corp.	227	14,029
Symantec Corp.	174	3,243
Telecom Corp of New Zealand Ltd.	777	17,148
Theravance, Inc.	102	2,707
US Airways Group, Inc.	334	14,112
Weyerhaeuser Co.	229	14,198
Witness Systems, Inc.	122	1,983
XM Satellite Radio Holdings, Inc.	141	1,827

Total (Proceeds Received $887,622)	27,638	$ 893,266
See accompanying notes which are an integral part of the financial statements

Geronimo Funds

Related Notes to the Schedule of Investments

August 31, 2006

(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

On a daily basis, Index Derivatives (including swaps) held by the Multi-Strategy Fund will be valued at fair value by Geronimo, based on a pricing model established by Geronimo, according to policies and procedure adopted by the Board of Trustees. There can be no assurance that a fair valuation of an Index Derivative used by the Multi-Strategy Fund on any given day will accurately reflect the market value of the Index Derivative than the value of the Index Derivative calculated based on the closing market prices of the underlying HFRX Strategies as reported by Hedge Fund Research, Inc. (“HFR”). The HFRX Strategies are comprised of separate accounts managed by numerous hedge fund mangers selected by HFR. Geronimo will be responsible for monitoring market events that could have a significant impact on the price of any portfolio security, including any Index Derivative held by the Multi-Strategy Fund.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Option writing - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales – A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Futures Contracts – A Fund may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swaps – The Funds may enter into swap agreements, which are over-the counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified hedge fund, specified equity security, basket of equity securities, equity index, commodity index, or US Dollar index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, commodity index, or US Dollar index. Swap agreements are used to obtain exposure to a specified HFRX Strategy, equity or market without owning or taking physical custody of securities.

As of May 31, 2006, the Barclays Capital swap basket consists of the tracker fund for the HFRX Equal Weighted Strategies Index (the "HFRX Index"), up to two HFR proprietary funds-of-funds and HFR Single Manager Trusts that are part of the HFR Manager Select Platform. Initially the IXIS Financial Products swap consisted of HFRX Equity Hedge, HFRX Convertible Arbitrage, HRFX Merger Arbitrage, HFRX Event Driven, HFRX Relative Value Arbitrage, HFRX Equity Market Neutral, HFRX Macro, HRFX Distressed, HFRX Momentum and HFRX Directional Funds.

Federal Income Taxes – The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Symphony Wealth Management Ovation Fund
Schedule of Investments
August 31, 2006
(Unaudited)

	Shares	Value
Exchange Traded Funds - 95.75%
iShares Cohen & Steers Realty Majors Index Fund	380	$ 34,398
iShares Dow Jones Select Dividend Index Fund	510	33,604
iShares Lehman 1-3 Year Treasury Bond Fund	3,595	288,499
iShares NYSE 100 Index Fund	740	51,489
iShares NYSE Composite Index Fund	435	33,586
iShares Russell 1000 Index Fund	2,650	187,805
iShares Russell 1000 Value Index Fund	555	42,080
iShares Russell MidCap Value Index Fund	250	33,720
iShares Russell 3000 Value Index Fund	340	33,674
iShares S&P/TOPIX 150 Index Fund	165	19,958
iShares S&P 500 Index Fund	1,170	153,118
iShares S&P 500 Value Index Fund	660	46,398

TOTAL EXCHANGE TRADED FUNDS (Cost $940,592)		958,329

Money Market Securities - 3.60%
Huntington Money Market Fund, 4.49% (a)	36,047	36,047

TOTAL MONEY MARKET SECURITIES (Cost $36,047)		36,047

TOTAL INVESTMENTS (Cost $976,639) - 99.35%		$ 994,376

Other assets less liabilities - 0.65%		6,488

TOTAL NET ASSETS - 100.00%		$ 1,000,864

(a) Variable rate security; the money market rate shown represents the rate at August 31, 2006.

Tax Related
Gross unrealized appreciation		$ 18,013
Gross unrealized depreciation		(276)
Net unrealized appreciation		$ 17,737

Aggregate cost of securities for income tax purposes		$ 976,639
See accompanying notes which are an integral part of the financial statements

Symphony Wealth Management Ovation Fund

Related Notes to the Schedule of Investments

August 31, 2006

(Unaudited)

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of September 20, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By

/s/ Anthony Ghoston
Anthony J. Ghoston, President

Date_10/26/2006__________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony Ghoston
Anthony J. Ghoston, President

Date__10/26/2006_________

By

__	/s/ Terry Gallagher	___________________
Terry Gallagher, Vice President and Interim Chief Financial Officer and Treasurer

Date____10/26/2006_______________

.